Jul. 07, 2015
Global X FTSE Greece 20 ETF (Prospectus Summary) | Global X FTSE Greece 20 ETF
GLOBAL X FUNDS SUPPLEMENT DATED JULY 7, 2015 TO THE SUMMARY PROSPECTUS DATED MARCH 1, 2015, AND SUPPLEMENT DATED JULY 7, 2015 TO THE PROSPECTUS DATED MARCH 1, 2015, AS SUPPLEMENTED, OF:
Global X FTSE Greece 20 ETF
The following supplements the sections captioned “Risks Related to Investing in Greece” contained in the Fund’s Summary Prospectus and Prospectus:
On June 29, 2015, the Greek government began imposing certain capital controls and declared a bank holiday, which has resulted in the closing of Greek banks, credit institutions and the Athens Exchange. On June 30, 2015, Greece failed to make certain required payments to the International Monetary Fund. On July 5, 2015, in a public referendum, approximately 61% of Greek voters voted to reject certain terms and conditions related to the European Union’s refinancing of Greek debt.
It is unclear how the situation in Greece may continue to unfold, but it is possible that there may be further defaults by the Greek government, the implementation of additional or extended capital controls (including the closure of the Athens Exchange for an extended period of time), and an increased possibility that Greece may exit the European Monetary Union, which would result in immediate devaluation of the Greek currency. Each of these scenarios has potential implications to the markets and may negatively and materially affect the value of the Fund’s investments.
The closure of the Athens Exchange, and the related suspension of clearance and settlement mechanisms of the Athens Exchange, prevents the Fund from buying, selling, or transferring securities traded on the Athens Exchange. During the closure of the Athens Exchange, the Fund will fair value its security holdings for which current market valuations are not currently available using fair value pricing pursuant to the pricing policy and procedures approved by the Fund’s Board of Trustees. It is possible that during this period the Fund’s market price may significantly deviate from its net asset value (“NAV”). In addition, the closure of the Athens Exchange, and the related unavailability of current market quotations for almost all of the securities contained in the Underlying Index may cause the Fund’s NAV to have increased tracking error with respect to the Fund’s Underlying Index, and may also affect the calculation of the Fund’s indicative optimized portfolio value.
Please refer to the Fund’s Prospectus and Statement of Additional Information for additional information regarding the risks of investing in the Fund.